 Item G.1.a.ii. Provision of financial support. If the Registrant responded “YES” to Item B.14., provide the following information (unless the Registrant is a Money Market Fund):

(a)Description of nature of support: Shareholder capital investment

(b)Person providing support: Virtus Investment Partners

(c)Brief description of relationship between the person providing support and the Registrant: Parent of series investment adviser.

(d)Date support provided: 10/4/2021

(e)Amount of support: $4,000,000

(f)Security supported (if applicable).  Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI):

(g)Value of security supported on date support was initiated (if applicable):

(h)Brief description of reason for support: Approximately $3,000,000 (81% of net assets) was redeemed by a shareholder of the series, resulting in approximately $700,000 total net assets remaining in the series.

(i)Term of support: The capital investment remained invested until the series liquidation date effective close of business on December 7, 2021

(j)Brief description of any contractual restrictions relating to support: None